4. STOCKHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
STOCKHOLDERS’ EQUITY

During the year ended March 31, 2013, the Company issued 250,000 shares of its common stock for services valued at $345,455, the share were valued at the trading price on the date of issuance. As of March 31, 2013 and 2012, the Company had issued 45,250,000 and 45,000,000 shares of common stock, respectively.